Financial Risk Management - Disclosure of Detailed Information About Cash Flow Hedged Items (Detail) R$ in Thousands	6 Months Ended
	Jun. 30, 2020 BRL (R$)
Disclosure of financial assets [line items]
Notional value	R$ 3,582,240
Accrual value	1,876,480
Fair value	2,163,255	[1]
Accumulated contract gain (loss)	291,114
Gain in the 6-month period	R$ 228,956
Currency Swap Contract One [Member]
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Notional value	R$ 2,659,360
Accrual value	1,872,141
Fair value	2,157,449	[1]
Accumulated contract gain (loss)	285,308
Gain in the 6-month period	R$ 223,672
Forward contract one [Member]
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Notional value	R$ 883,167
Accrual value	4,339
Fair value	5,613	[1]
Accumulated contract gain (loss)	5,613
Gain in the 6-month period	R$ (198)
Forward contract two [Member]
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Notional value	R$ 39,713
Accrual value
Fair value	193	[1]
Accumulated contract gain (loss)	193
Gain in the 6-month period	R$ 5,482

[1]	The method used by the Company to determine fair value consists in calculating the future value based on the contracted conditions and determines present value based on market accrual extracted from B3.